Inventories (Tables)	12 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	September 30, 2023	September 30, 2022
Raw materials	$2,618,406	$3,274,744
Work-in-progress	1,613,781	1,399,074
Finished goods	820,949	2,050,597
Inventories	$5,053,136	$6,724,415